SHARE-BASED COMPENSATION PROGRAMS (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Share-Based Payment Arrangement [Abstract]
Compensation costs	$ 3	$ 3	$ 3